Vessels and Equipment Classified as Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	$ 7,500	$ 15,374	$ 12,528
Non-recurring fair value measurement
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	7,500	15,374	12,528
Non-recurring fair value measurement | Pattani Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	0	4,528
Non-recurring fair value measurement | Nordic Spirit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	0	8,000
Non-recurring fair value measurement | Petrojarl Cidade de Rio das Ostras | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	2,374	0
Non-recurring fair value measurement | Navion Hispania | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	7,000	0
Non-recurring fair value measurement | Stena Sirita | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	6,000	0
Non-recurring fair value measurement | Dampier Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	0	0	0
Non-recurring fair value measurement | Navion Anglia | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	4,400	0	0
Non-recurring fair value measurement | Navion Oslo | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment classified as held for sale	$ 3,100	$ 0	$ 0